Other Assets (Table Text Block)	12 Months Ended
Mar. 31, 2013
Other Assets [Abstract]
Other Assets
Other assets were as follows:
	March 31,
	2013	2012
	(In thousands)
Deposits (debt-related)	$41,153	$61,154
Cash surrender value of life insurance policies	30,769	29,785
Excess of loss reinsurance recoverable	15,000	15,000
Deferred charges	8,661	10,647
Other	4,403	3,939
	$99,986	$120,525